Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions

Note 29 Related Party Transactions

During the twelve months ended December 31, 2023 there were the following related party transactions:

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On April 5, 2023, 1,604,871 performance rights were granted to Chris Burns as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subject to the achievement of performance conditions. An expense of $119,312 was recognized during the six-months ended June 30, 2023 relating to these performance rights.
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On April 5, 2023, 253,401 performance rights were granted to Rashda Buttar as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subject to the achievement of performance conditions. An expense of $18,839 was recognized during the six-months ended June 30, 2023, relating to these performance rights.
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On April 5, 2023, 549,035 performance rights were granted to Nick Liveris as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subject to the achievement of performance conditions. An expense of $40,818 was recognized during the six-months ended June 30, 2023 relating to these performance rights.
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During the year ended December 31, 2023, Phillips 66 were paid fees totaling $59,534 for Ms. Zhanna Golodryga's and Mr. Suresh Vaidyanathan’s services to the Group as Directors. Ms. Zhanna Golodryga and Mr. Suresh Vaidyanathan are not permitted to receive remuneration in their personal capacity under the terms of their employment with Phillips 66 and terms of engagement with the Group. Accordingly, all fees earned by them are paid directly to Phillips 66.

During the six months ended December 31, 2022 there were the following related party transactions:

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On October 26, 2022, the following Share rights were issued to non-executive Directors. The share rights are convertible to ordinary shares on a 1:1 basis, and will vest on June 30, 2023:
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Tony Bellas (Director) – 69,995 share rights
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Andrew Liveris (Director) – 69,995 share rights
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Robert Cooper (Director) – 69,995 share rights
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Zhanna Golodryga (Director) – 69,995 share rights
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Robert Natter (Director) – 69,995 share rights
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Jean Oelwang (Director) – 69,995 share rights
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An expense of $412,522 relating to these share rights has been recognized during the six-months ended December 31, 2022.
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On October 26, 2022, the following Share rights were issued to non-executive Directors. The share rights are convertible to ordinary shares on a 1:1 basis, and vested immediately:
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Robert Natter (Director) – 7,263 share rights
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Jean Oelwang (Director) – 9,170 share rights
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An expense of $31,932 relating to these share rights has been recognized during the six-months ended December 31, 2022.
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On July 1, 2022, 2,275,400 performance rights were granted to Chris Burns as an LTI for the period July 1, 2022 to June 30, 2023. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2025. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $777,119 was recognized during the six months ended December 31, 2022 relating to these performance rights.
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On July 1, 2022, 359,300 performance rights were granted to Rashda Buttar as an LTI for the period July 1, 2022 to June 30, 2023. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2025. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $122,712 was recognized during the six months ended December 31, 2022 relating to these performance rights.
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On July 1, 2022, 482,441 performance rights were granted to Rashda Buttar as a true-up grant. Rashda Buttar has previously received a grant of performance rights upon being hired, however following the implementation of equity guidelines, a true-up grant was required to make her whole in relation to the new guidelines. The performance rights (convertible to ordinary shares on a 1:1 basis) vest annual in four equal tranches from July 1, 2023 through to July 1, 2026. All performance rights vest subject to continued employment. An expense of $197,860 was recognized during the six months ended December 31, 2022 relating to these performance rights.
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On October 26, 2022, 778,400 performance rights were granted to Nick Liveris as an LTI for the period July 1, 2022 to June 30, 2023 and 667,831 performance rights for FY2022. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2025. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $265,848 was recognized during the six months ended December 31, 2022, relating to these performance rights.
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During the six months ended December 31, 2022, Phillips 66 were paid fees totaling $30,000 and issued share rights to the value of $68,758, for Ms. Zhanna Golodryga services to the Company as a Director. Ms. Zhanna Golodryga is not permitted to receive remuneration, including any equity incentives, in her personal capacity under the terms of her employment with Phillips 66 and terms of engagement with the Company. Accordingly, all fees earned by Ms. Zhanna Golodryga are paid directly to Phillips 66.

There were no other related party transactions during the twelve months ended December 31, 2023, or prior fiscal years. For details of disclosures relating to key management personnel, see Note 7 - Key Management Personnel Compensation.